Net Property And Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Depreciation	$ 205,950	$ 176,420
Cost of Services, Depreciation	$ 102,975	$ 88,310